Quarterly Holdings Report
for
Fidelity SAI High Income Fund
July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SAH-NPRT1-0921
1.9901444.100

Corporate Bonds - 90.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.4%
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,361,383	7,887,019
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,364,931	5,036,595
		12,923,614
Nonconvertible Bonds - 89.7%
Aerospace - 5.6%
Allegheny Technologies, Inc. 5.875% 12/1/27	23,630,000	24,644,200
Bombardier, Inc.:
7.125% 6/15/26 (d)	21,320,000	22,119,500
7.5% 12/1/24 (d)	7,410,000	7,697,138
7.5% 3/15/25 (d)	28,745,000	29,288,568
7.875% 4/15/27 (d)	26,285,000	27,238,357
BWX Technologies, Inc. 4.125% 6/30/28 (d)	11,665,000	11,956,625
Howmet Aerospace, Inc. 6.75% 1/15/28	355,000	436,295
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	5,870,000	6,104,800
4.625% 3/1/28 (d)	12,670,000	13,227,227
Moog, Inc. 4.25% 12/15/27 (d)	4,670,000	4,815,938
Science Applications Internati 4.875% 4/1/28 (d)	790,000	828,513
TransDigm, Inc.:
4.625% 1/15/29 (d)	10,500,000	10,473,750
5.5% 11/15/27	34,430,000	35,548,975
6.25% 3/15/26 (d)	13,340,000	13,990,325
7.5% 3/15/27	2,365,000	2,505,245
		210,875,456
Broadcasting - 2.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	6,390,000	3,706,200
Gray Television, Inc. 4.75% 10/15/30 (d)	2,775,000	2,751,024
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)	7,145,000	7,109,275
5.5% 3/1/30 (d)	3,140,000	3,136,075
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	19,250,000	19,859,744
4.125% 7/1/30 (d)	11,730,000	12,101,606
5% 8/1/27 (d)	9,050,000	9,457,250
5.5% 7/1/29 (d)	5,865,000	6,423,056
Tegna, Inc.:
4.625% 3/15/28	3,680,000	3,790,400
5% 9/15/29	1,350,000	1,410,750
Univision Communications, Inc.:
4.5% 5/1/29 (d)	4,220,000	4,230,297
6.625% 6/1/27 (d)	5,635,000	6,059,372
		80,035,049
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	7,335,000	7,655,540
SRS Distribution, Inc. 4.625% 7/1/28 (d)	2,630,000	2,682,600
		10,338,140
Cable/Satellite TV - 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	9,655,000	9,961,739
4.5% 8/15/30 (d)	11,455,000	12,027,750
4.5% 5/1/32	19,705,000	20,616,356
4.5% 6/1/33 (d)	6,140,000	6,391,740
4.75% 3/1/30 (d)	4,235,000	4,488,898
5% 2/1/28 (d)	8,645,000	9,064,283
5.125% 5/1/27 (d)	7,270,000	7,606,238
CSC Holdings LLC:
4.125% 12/1/30 (d)	3,100,000	3,107,750
4.625% 12/1/30 (d)	45,270,000	44,590,950
5.375% 2/1/28 (d)	4,475,000	4,727,077
5.5% 4/15/27 (d)	5,755,000	6,020,881
7.5% 4/1/28 (d)	2,080,000	2,268,542
Dolya Holdco 18 DAC 5% 7/15/28 (d)	10,485,000	10,673,730
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	10,455,000	10,821,030
6.5% 9/15/28 (d)	15,900,000	16,522,962
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	5,800,000	6,107,400
Virgin Media Finance PLC 5% 7/15/30 (d)	6,180,000	6,288,150
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)	11,785,000	11,870,795
5.5% 5/15/29 (d)	3,815,000	4,075,391
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	10,190,000	10,470,225
Ziggo BV:
4.875% 1/15/30 (d)	5,935,000	6,121,953
5.5% 1/15/27 (d)	7,070,000	7,336,663
		221,160,503
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (d)	4,325,000	4,470,969
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	16,490,000	17,414,265
		21,885,234
Chemicals - 4.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	4,640,000	4,889,400
Bausch Health Companies, Inc. 6.25% 2/15/29 (d)	9,915,000	9,864,830
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,720,000	7,045,667
5.15% 3/15/34	2,650,000	3,286,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (d)(e)(f)	1,658,000	1,643,828
6.5% 5/15/26 (d)	10,640,000	10,759,700
6.875% 6/15/25 (d)	2,310,000	2,344,766
Element Solutions, Inc. 3.875% 9/1/28 (d)	160,000	163,245
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	14,835,000	15,042,764
7% 12/31/27 (d)	950,000	928,416
Methanex Corp.:
5.125% 10/15/27	8,385,000	9,076,595
5.25% 12/15/29	2,980,000	3,294,390
5.65% 12/1/44	6,040,000	6,432,600
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	3,800,000	3,844,118
5.25% 6/1/27 (d)	6,560,000	7,068,400
Olin Corp.:
5% 2/1/30	8,885,000	9,518,056
5.625% 8/1/29	5,295,000	5,809,621
The Chemours Co. LLC:
5.375% 5/15/27	16,010,000	17,370,850
5.75% 11/15/28 (d)	23,545,000	24,987,131
Valvoline, Inc. 4.25% 2/15/30 (d)	12,780,000	13,275,225
		156,645,602
Consumer Products - 0.7%
Central Garden & Pet Co. 4.125% 10/15/30	160,000	165,000
Mattel, Inc.:
3.75% 4/1/29 (d)	6,160,000	6,509,826
5.45% 11/1/41	2,520,000	2,967,300
6.2% 10/1/40	7,110,000	8,981,921
Prestige Brands, Inc. 3.75% 4/1/31 (d)	4,215,000	4,167,581
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	2,035,000	2,036,384
		24,828,012
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)	280,000	289,100
5.25% 8/15/27 (d)	2,100,000	2,144,305
5.25% 8/15/27 (d)	2,305,000	2,353,630
6% 2/15/25 (d)	3,275,000	3,376,525
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)	12,710,000	12,871,671
7.875% 7/15/26 (d)	7,955,000	8,287,201
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	8,325,000	8,699,625
8.5% 8/15/27 (d)	7,520,000	8,084,000
		46,106,057
Diversified Financial Services - 2.4%
HCRX Investments Holdco LP 4.5% 8/1/29 (d)	1,685,000	1,718,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	6,075,000	6,150,938
4.75% 9/15/24	3,355,000	3,496,652
5.25% 5/15/27	48,830,000	51,210,463
6.25% 5/15/26	11,205,000	11,774,214
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)	2,825,000	2,820,292
4.75% 6/15/29 (d)	5,715,000	5,693,569
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	8,310,000	8,226,900
		91,091,728
Diversified Media - 1.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	15,475,000	16,016,625
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	3,735,000	3,762,994
5.625% 10/1/28 (d)	5,485,000	5,793,531
5.875% 10/1/30 (d)	5,510,000	6,032,906
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	6,150,000	6,576,195
		38,182,251
Energy - 13.9%
Apache Corp.:
4.25% 1/15/30	1,395,000	1,454,288
5.1% 9/1/40	2,790,000	2,992,275
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	2,055,000	2,132,063
California Resources Corp. 7.125% 2/1/26 (d)	4,720,000	4,826,530
Cheniere Energy, Inc. 4.625% 10/15/28	6,235,000	6,572,812
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	22,275,000	22,720,500
7% 6/15/25 (d)	15,225,000	15,629,681
CNX Resources Corp. 6% 1/15/29 (d)	645,000	683,874
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	13,265,000	13,345,253
6.75% 3/1/29 (d)	10,325,000	10,788,076
7.5% 5/15/25 (d)	1,380,000	1,428,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	24,330,000	24,873,776
5.75% 4/1/25	18,350,000	18,784,345
6% 2/1/29 (d)	15,780,000	16,411,200
CVR Energy, Inc.:
5.25% 2/15/25 (d)	11,050,000	10,746,125
5.75% 2/15/28 (d)	15,500,000	15,032,675
DCP Midstream Operating LP 8.125% 8/16/30	3,250,000	4,330,625
Delek Logistics Partners LP 7.125% 6/1/28 (d)	9,325,000	9,694,457
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	4,850,000	5,073,197
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,230,000	1,301,586
EnLink Midstream Partners LP:
5.05% 4/1/45	1,625,000	1,503,125
5.45% 6/1/47	3,370,000	3,268,900
5.6% 4/1/44	565,000	550,875
EQM Midstream Partners LP:
4.75% 1/15/31 (d)	2,045,000	2,080,788
6.5% 7/1/27 (d)	3,930,000	4,411,425
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	5,590,000	5,883,475
Harvest Midstream I LP 7.5% 9/1/28 (d)	6,040,000	6,458,451
Hess Midstream Partners LP:
5.125% 6/15/28 (d)	6,490,000	6,798,275
5.625% 2/15/26 (d)	5,920,000	6,156,800
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	2,095,000	2,186,656
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	5,790,000	5,869,613
MEG Energy Corp.:
5.875% 2/1/29 (d)	3,585,000	3,701,513
7.125% 2/1/27 (d)	2,220,000	2,329,379
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	32,375,000	32,705,873
6.75% 9/15/25 (d)	29,000,000	29,580,580
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	25,360,000	26,057,400
Occidental Petroleum Corp.:
3.5% 8/15/29	7,790,000	7,770,525
4.3% 8/15/39	1,270,000	1,259,161
5.55% 3/15/26	3,930,000	4,301,739
6.125% 1/1/31	8,295,000	9,799,298
6.2% 3/15/40	1,230,000	1,423,725
6.45% 9/15/36	8,360,000	10,093,655
6.625% 9/1/30	3,965,000	4,837,300
7.5% 5/1/31	10,515,000	13,354,050
7.875% 9/15/31	850,000	1,105,000
8.875% 7/15/30	3,580,000	4,830,279
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)	27,415,000	25,153,263
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	2,030,000	2,065,221
4.95% 7/15/29 (d)	3,265,000	3,362,526
6.875% 4/15/40 (d)	1,200,000	1,263,600
SM Energy Co.:
5.625% 6/1/25	3,800,000	3,733,348
6.5% 7/15/28	4,030,000	4,013,235
6.75% 9/15/26	1,135,000	1,126,317
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	3,865,000	3,951,963
5.875% 3/15/28	3,770,000	3,967,925
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	2,265,000	2,325,793
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	9,365,000	9,575,713
6% 3/1/27 (d)	16,434,000	16,968,105
6% 12/31/30 (d)	10,185,000	10,694,250
7.5% 10/1/25 (d)	825,000	895,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)	5,810,000	6,005,855
4.875% 2/1/31 (d)	9,445,000	10,212,406
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,901,100	2,748,720
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	594,000	599,940
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,569,625	1,550,005
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	2,165,000	2,110,875
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	657,250	650,678
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	3,179,643	2,996,814
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	5,035,000	5,141,994
4.125% 8/15/31 (d)	4,985,000	5,161,718
Western Gas Partners LP:
4.35% 2/1/25	2,315,000	2,424,963
5.3% 2/1/30	7,280,000	8,172,055
		524,011,905
Environmental - 1.1%
Darling Ingredients, Inc. 5.25% 4/15/27 (d)	2,400,000	2,513,520
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	12,610,000	12,517,947
Madison IAQ LLC:
4.125% 6/30/28 (d)	9,230,000	9,243,568
5.875% 6/30/29 (d)	11,550,000	11,673,585
Stericycle, Inc. 3.875% 1/15/29 (d)	4,960,000	5,028,200
		40,976,820
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	25,260,000	25,512,600
4.875% 2/15/30 (d)	4,790,000	5,185,175
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	160,000	159,000
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,280,000	1,276,800
		32,133,575
Food/Beverage/Tobacco - 3.9%
C&S Group Enterprises LLC 5% 12/15/28 (d)	14,345,000	14,237,413
JBS Finance Luxembourg SARL 3.625% 1/15/32 (d)	6,395,000	6,418,981
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	17,965,000	19,671,855
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (d)	8,525,000	8,759,438
5.5% 1/15/30 (d)	7,235,000	8,076,069
6.5% 4/15/29 (d)	20,765,000	23,308,713
Performance Food Group, Inc.:
5.5% 10/15/27 (d)	5,085,000	5,296,909
6.875% 5/1/25 (d)	5,460,000	5,808,075
Post Holdings, Inc.:
4.5% 9/15/31 (d)	7,725,000	7,817,700
4.625% 4/15/30 (d)	7,825,000	7,971,719
5.5% 12/15/29 (d)	9,585,000	10,255,950
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	9,730,000	9,730,000
TreeHouse Foods, Inc. 4% 9/1/28	3,835,000	3,839,794
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	11,855,000	11,869,819
U.S. Foods, Inc. 4.75% 2/15/29 (d)	4,190,000	4,273,800
		147,336,235
Gaming - 3.5%
Affinity Gaming LLC 6.875% 12/15/27 (d)	7,825,000	8,296,848
Boyd Gaming Corp. 4.75% 12/1/27	385,000	398,956
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	8,080,000	8,524,400
8.125% 7/1/27 (d)	19,715,000	21,680,191
Caesars Resort Collection LLC 5.25% 10/15/25 (d)	17,715,000	17,859,478
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	10,230,000	10,843,800
Golden Nugget, Inc. 6.75% 10/15/24 (d)	9,375,000	9,398,438
MCE Finance Ltd.:
5.375% 12/4/29 (d)	2,970,000	3,062,813
5.75% 7/21/28 (d)	4,490,000	4,652,763
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	8,840,000	9,414,600
4.5% 1/15/28	540,000	572,400
5.75% 2/1/27	1,715,000	1,916,513
MGM Resorts International:
4.75% 10/15/28	160,000	168,400
5.5% 4/15/27	160,000	173,872
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)	2,650,000	2,689,750
Station Casinos LLC:
4.5% 2/15/28 (d)	13,545,000	13,612,725
5% 10/1/25 (d)	1,840,000	1,860,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	4,480,000	4,702,432
Wynn Macau Ltd.:
4.875% 10/1/24 (d)	4,240,000	4,260,670
5.5% 10/1/27 (d)	3,315,000	3,407,654
5.625% 8/26/28 (d)	2,680,000	2,747,000
		130,244,403
Healthcare - 6.3%
AMN Healthcare 4% 4/15/29 (d)	160,000	164,000
Avantor Funding, Inc. 4.625% 7/15/28 (d)	7,065,000	7,435,913
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)	4,505,000	4,648,439
5% 1/30/28 (d)	6,755,000	6,442,581
5% 2/15/29 (d)	1,865,000	1,762,332
5.25% 1/30/30 (d)	4,200,000	3,952,872
7% 1/15/28 (d)	9,100,000	9,555,000
Centene Corp.:
3.375% 2/15/30	5,750,000	5,998,860
4.625% 12/15/29	3,360,000	3,682,392
5.375% 6/1/26 (d)	1,750,000	1,822,975
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	2,255,000	2,314,194
4.25% 5/1/28 (d)	570,000	594,938
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	7,840,000	7,957,600
5.625% 3/15/27 (d)	7,955,000	8,422,356
6% 1/15/29 (d)	4,330,000	4,606,038
6.125% 4/1/30 (d)	6,525,000	6,610,021
6.875% 4/15/29 (d)	4,325,000	4,552,063
8% 3/15/26 (d)	18,215,000	19,528,666
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	4,065,000	4,169,755
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)	16,790,000	17,356,663
Hologic, Inc.:
3.25% 2/15/29 (d)	5,450,000	5,504,609
4.625% 2/1/28 (d)	115,000	121,325
IQVIA, Inc. 5% 10/15/26 (d)	1,445,000	1,484,738
Jazz Securities DAC 4.375% 1/15/29 (d)	14,355,000	14,961,929
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	2,555,000	2,705,106
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	18,045,000	18,503,523
5.125% 4/30/31 (d)	4,820,000	4,964,600
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,990,000	2,039,750
Radiology Partners, Inc. 9.25% 2/1/28 (d)	6,180,000	6,658,950
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	10,265,000	10,495,963
Teleflex, Inc. 4.25% 6/1/28 (d)	1,150,000	1,198,875
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	7,865,000	8,022,300
4.625% 6/15/28 (d)	13,200,000	13,660,350
4.875% 1/1/26 (d)	3,150,000	3,252,375
6.125% 10/1/28 (d)	13,060,000	13,908,900
6.25% 2/1/27 (d)	2,345,000	2,441,731
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	4,515,000	4,881,415
Vizient, Inc. 6.25% 5/15/27 (d)	480,000	502,200
		236,886,297
Homebuilders/Real Estate - 2.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)(g)	2,350,000	2,356,510
Howard Hughes Corp.:
4.125% 2/1/29 (d)	2,495,000	2,472,171
4.375% 2/1/31 (d)	2,495,000	2,488,563
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	13,345,000	13,995,569
Service Properties Trust 4.95% 10/1/29	2,805,000	2,718,185
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	17,665,000	17,717,995
6.5% 2/15/29 (d)	52,710,000	53,424,748
		95,173,741
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	7,005,000	6,987,488
3.75% 5/1/29 (d)	910,000	919,792
4% 5/1/31 (d)	3,280,000	3,357,162
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	255,000	263,930
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,255,000	1,267,550
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,410,000	1,410,000
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	3,300,000	3,411,177
		17,617,099
Insurance - 1.6%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	1,180,000	1,172,814
6.75% 10/15/27 (d)	26,620,000	27,784,625
AmWINS Group, Inc. 4.875% 6/30/29 (d)	13,460,000	13,729,200
AssuredPartners, Inc. 5.625% 1/15/29 (d)	2,890,000	2,868,932
HUB International Ltd. 7% 5/1/26 (d)	6,745,000	6,982,424
USI, Inc. 6.875% 5/1/25 (d)	8,130,000	8,282,438
		60,820,433
Leisure - 2.2%
Carnival Corp.:
4% 8/1/28 (d)	9,550,000	9,526,125
5.75% 3/1/27 (d)	15,705,000	15,891,497
6.65% 1/15/28	660,000	702,900
7.625% 3/1/26 (d)	16,805,000	17,750,281
NCL Corp. Ltd. 5.875% 3/15/26 (d)	1,655,000	1,667,413
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	9,305,000	9,082,611
5.5% 4/1/28 (d)	10,950,000	11,165,715
9.125% 6/15/23 (d)	1,700,000	1,848,971
11.5% 6/1/25 (d)	7,215,000	8,279,213
Viking Cruises Ltd. 13% 5/15/25 (d)	2,290,000	2,656,400
Voc Escrow Ltd. 5% 2/15/28 (d)	3,610,000	3,582,925
		82,154,051
Metals/Mining - 1.1%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	5,220,000	5,319,180
6.875% 10/15/27 (d)	8,255,000	8,946,356
7.25% 4/1/23 (d)	8,920,000	9,090,038
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	6,130,000	6,673,823
4.5% 9/15/27 (d)	85,000	92,756
Howmet Aerospace, Inc. 5.95% 2/1/37	290,000	367,784
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	1,700,000	1,729,750
Nufarm Australia Ltd. 5.75% 4/30/26 (d)	10,485,000	10,786,444
		43,006,131
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)	7,705,000	7,714,631
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	6,740,000	6,888,583
SPA Holdings 3 OY 4.875% 2/4/28 (d)	8,825,000	8,872,655
		23,475,869
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	12,255,000	12,270,319
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	10,975,000	10,945,807
Yum! Brands, Inc. 4.625% 1/31/32	6,765,000	7,263,919
		18,209,726
Services - 5.9%
ADT Corp. 4.125% 8/1/29 (d)	8,315,000	8,364,474
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	20,755,000	21,299,819
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)	1,495,000	1,496,869
6.625% 7/15/26 (d)	1,405,000	1,487,544
APX Group, Inc. 6.75% 2/15/27 (d)	5,000,000	5,300,000
Aramark Services, Inc. 5% 2/1/28 (d)	12,900,000	13,401,552
Ascend Learning LLC:
6.875% 8/1/25 (d)	3,690,000	3,759,188
6.875% 8/1/25 (d)	6,745,000	6,871,469
ASGN, Inc. 4.625% 5/15/28 (d)	3,680,000	3,840,540
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	7,660,000	7,688,725
4.625% 6/1/28 (d)	7,775,000	7,775,000
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	7,130,000	7,272,600
4% 7/1/29 (d)	1,365,000	1,401,841
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	18,285,000	18,595,662
CoreCivic, Inc.:
4.75% 10/15/27	4,475,000	4,094,625
8.25% 4/15/26	12,715,000	13,477,137
Gartner, Inc.:
3.625% 6/15/29 (d)	1,935,000	1,980,956
3.75% 10/1/30 (d)	2,565,000	2,635,538
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	16,555,000	17,072,344
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	14,685,000	15,198,975
PowerTeam Services LLC 9.033% 12/4/25 (d)	3,715,000	4,091,478
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (d)	160,000	155,632
5.75% 4/15/26 (d)	160,000	175,200
Service Corp. International:
4% 5/15/31	4,890,000	5,048,192
5.125% 6/1/29	4,695,000	5,070,600
Sotheby's 7.375% 10/15/27 (d)	18,840,000	20,123,946
The GEO Group, Inc. 6% 4/15/26	3,015,000	2,453,366
TriNet Group, Inc. 3.5% 3/1/29 (d)	7,690,000	7,699,613
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	13,840,000	14,480,100
		222,312,985
Super Retail - 1.0%
Academy Ltd. 6% 11/15/27 (d)	1,405,000	1,508,619
Bath & Body Works, Inc.:
5.25% 2/1/28	745,000	838,010
6.625% 10/1/30 (d)	1,100,000	1,267,750
6.694% 1/15/27	2,660,000	3,155,425
6.75% 7/1/36	1,305,000	1,663,875
EG Global Finance PLC:
6.75% 2/7/25 (d)	6,110,000	6,255,113
8.5% 10/30/25 (d)	7,460,000	7,814,350
Levi Strauss & Co. 3.5% 3/1/31 (d)	5,020,000	5,152,428
The William Carter Co. 5.625% 3/15/27 (d)	2,965,000	3,102,131
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)	4,990,000	5,326,825
		36,084,526
Technology - 4.7%
Acuris Finance U.S. 5% 5/1/28 (d)	13,765,000	13,627,350
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	10,070,000	10,218,633
6.125% 12/1/28 (d)	12,700,000	13,110,591
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	6,370,000	6,383,090
CDK Global, Inc. 5.25% 5/15/29 (d)	3,700,000	4,023,750
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (d)	2,780,000	2,802,949
4.875% 6/30/29 (d)	2,630,000	2,648,778
Crowdstrike Holdings, Inc. 3% 2/15/29	3,480,000	3,527,850
Elastic NV 4.125% 7/15/29 (d)	3,130,000	3,141,863
Gartner, Inc. 4.5% 7/1/28 (d)	3,380,000	3,574,350
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,880,000	13,330,800
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	8,505,000	9,568,125
ON Semiconductor Corp. 3.875% 9/1/28 (d)	2,775,000	2,890,718
Open Text Corp. 3.875% 2/15/28 (d)	4,300,000	4,439,750
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	7,740,000	7,991,550
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	47,740,000	48,600,752
Sensata Technologies BV 4% 4/15/29 (d)	3,390,000	3,478,988
TTM Technologies, Inc. 4% 3/1/29 (d)	22,060,000	22,197,875
Twilio, Inc. 3.875% 3/15/31	2,480,000	2,593,832
		178,151,594
Telecommunications - 11.9%
Altice Financing SA:
5% 1/15/28 (d)	15,290,000	15,022,425
7.5% 5/15/26 (d)	10,525,000	10,950,526
Altice France Holding SA 6% 2/15/28 (d)	13,925,000	13,733,531
Altice France SA:
5.125% 1/15/29 (d)	17,070,000	17,198,025
5.125% 7/15/29 (d)	11,650,000	11,736,327
5.5% 1/15/28 (d)	17,620,000	18,060,500
7.375% 5/1/26 (d)	5,110,000	5,314,400
8.125% 2/1/27 (d)	20,385,000	22,072,063
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)	51,617,000	54,636,556
7.5% 10/15/26 (d)	12,400,000	12,956,016
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	6,925,000	6,873,063
5.625% 9/15/28 (d)	6,125,000	6,232,188
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,805,000	1,814,585
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	17,580,000	18,184,576
5.875% 10/15/27 (d)	17,275,000	18,460,929
5.875% 11/1/29	7,540,000	7,709,650
6.75% 5/1/29 (d)	8,415,000	8,961,975
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,300,000	4,176,934
4.25% 7/1/28 (d)	11,075,000	11,275,734
4.625% 9/15/27 (d)	11,140,000	11,568,890
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	18,670,000	18,330,206
5.125% 12/15/26 (d)	10,600,000	11,016,792
6.875% 1/15/28	2,785,000	3,151,840
Millicom International Cellular SA:
4.5% 4/27/31 (d)	405,000	421,200
5.125% 1/15/28 (d)	2,322,000	2,421,120
6.625% 10/15/26 (d)	3,730,500	3,935,678
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	1,115,000	1,095,488
Sable International Finance Ltd. 5.75% 9/7/27 (d)	4,425,000	4,643,153
Sprint Capital Corp.:
6.875% 11/15/28	14,560,000	18,784,002
8.75% 3/15/32	14,590,000	22,488,658
Telecom Italia Capital SA:
6% 9/30/34	2,650,000	3,045,910
7.2% 7/18/36	3,795,000	4,877,865
7.721% 6/4/38	770,000	1,033,340
Uniti Group, Inc.:
7.125% 12/15/24 (d)	18,510,000	19,019,025
7.875% 2/15/25 (d)	31,345,000	33,382,425
Windstream Escrow LLC 7.75% 8/15/28 (d)	11,545,000	11,775,900
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,220,000	3,203,900
6.125% 3/1/28 (d)	10,320,000	10,502,251
		450,067,646
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,015,000	2,075,450
Seaspan Corp. 5.5% 8/1/29 (d)	13,205,000	13,168,158
		15,243,608
Utilities - 3.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	7,980,000	7,980,000
4.75% 3/15/28 (d)	1,150,000	1,219,000
DCP Midstream Operating LP 5.125% 5/15/29	7,215,000	8,038,232
Global Partners LP/GLP Finance Corp. 7% 8/1/27	6,420,000	6,710,056
InterGen NV 7% 6/30/23 (d)	14,950,000	14,800,500
NRG Energy, Inc.:
3.375% 2/15/29 (d)	5,310,000	5,283,450
3.625% 2/15/31 (d)	2,555,000	2,574,163
5.25% 6/15/29 (d)	4,045,000	4,338,263
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	5,762,327	6,165,459
PG&E Corp.:
5% 7/1/28	6,055,000	5,896,056
5.25% 7/1/30	22,130,000	21,604,413
Pike Corp. 5.5% 9/1/28 (d)	17,460,000	17,815,486
Vistra Operations Co. LLC:
5% 7/31/27 (d)	6,630,000	6,845,475
5.625% 2/15/27 (d)	5,025,000	5,213,438
		114,483,991
TOTAL NONCONVERTIBLE BONDS		3,381,808,986
TOTAL CORPORATE BONDS (Cost $3,390,989,367)		3,394,732,600

Common Stocks - 0.9%
	Shares	Value ($)
Energy - 0.4%
California Resources Corp. (h)	23,605	663,537
California Resources Corp. warrants 10/27/24 (h)	4,104	22,285
Jonah Energy Parent LLC (c)	186,341	8,562,369
Mesquite Energy, Inc. (c)(h)	187,126	6,656,072
TOTAL ENERGY		15,904,263
Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (b)(c)(h)	1,082,668	20,289,198

TOTAL COMMON STOCKS (Cost $36,455,177)		36,193,461

Bank Loan Obligations - 4.8%
	Principal Amount (a)	Value ($)
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(i)	8,916,839	8,887,146

Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (e)(f)(i)	9,300,000	8,858,250

Energy - 0.2%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (e)(f)(i)	5,336,220	5,295,344
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(i)(j)	3,470,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(i)(j)	1,480,000	0
TOTAL ENERGY		5,295,344
Food/Beverage/Tobacco - 0.1%
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (e)(f)(i)	3,660,541	3,632,501

Gaming - 0.9%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(i)	14,578,167	14,493,176
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(f)(i)	20,746,136	20,533,074
TOTAL GAMING		35,026,250
Healthcare - 0.6%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (e)(f)(i)	15,755,414	15,740,603
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (e)(f)(i)	720,000	719,554
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (e)(f)(i)	1,825,000	1,826,716
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (e)(f)(i)	5,570,000	5,571,003
TOTAL HEALTHCARE		23,857,876
Insurance - 0.6%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (e)(f)(i)	8,565,000	8,552,153
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8752% 4/25/25 (e)(f)(i)	14,665,000	14,439,746
TOTAL INSURANCE		22,991,899
Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/8/28 (f)(i)(k)	12,165,000	12,104,175

Services - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (e)(f)(i)	3,190,000	3,185,119
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (e)(f)(i)	952,519	933,574
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (e)(f)(i)	1,014,161	995,572
TOTAL SERVICES		5,114,265
Super Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (e)(f)(i)	6,475,000	6,410,250

Technology - 0.8%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (e)(f)(i)	2,275,000	2,278,913
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8458% 4/30/27 (e)(f)(i)	5,610,938	5,592,702
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (e)(f)(i)	8,762,872	8,744,645
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (e)(f)(i)	12,523,534	12,509,132
TOTAL TECHNOLOGY		29,125,392
Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (e)(f)(i)	18,470,437	14,499,293
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(f)(i)	665,000	676,757
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (e)(f)(i)	5,080,000	5,113,325
TOTAL TELECOMMUNICATIONS		20,289,375
TOTAL BANK LOAN OBLIGATIONS (Cost $182,040,187)		181,592,723

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (l) (Cost $112,305,454)	112,282,998	112,305,454

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $3,721,790,185)	3,724,824,238
NET OTHER ASSETS (LIABILITIES) - 1.2%	44,564,144
NET ASSETS - 100.0%	3,769,388,382

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,212,812 or 0.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,832,025,801 or 75.1% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Non-income producing - Security is in default.
(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 7/15/21	8,028,702
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 7/15/21	5,118,491
Southeastern Grocers, Inc.	6/25/21	20,137,625

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	576,696,004	464,390,550	9,251	-	-	112,305,454	0.2%
Total	-	576,696,004	464,390,550	9,251	-	-	112,305,454

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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